Class	A	C	I	Y
Ticker	DHROX	DROCX	DROIX	DROYX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Diamond Hill Funds' ("Fund(s)") shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank, or from the Funds, if you are a direct investor.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the Fund, by calling 888-226-5595.

You may elect to receive all future reports in paper free of charge.  If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly in a Fund, you can call 888-226-5595 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary, or all Diamond Hill Funds, if you invest directly with the Fund.

Before you invest, you may want to review the fund’s Prospectus, which contains information about the fund and its risks. The fund’s Prospectus and Statement of Additional Information, both dated February 28, 2020, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the fund’s Prospectus and other information about the fund, go to http://www.diamond-hill.com/documents/mutual-funds/, email a request to info@diamond-hill.com, call 888-226-5595, or ask any financial advisor, bank, or broker-dealer who offers shares of the fund.
Investment Objective
The investment objective of the Diamond Hill Research Opportunities Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 57 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses
Administration fees	0.21%	0.21%	0.17%	0.05%
Dividend expenses and fees on short sales	0.37%	0.37%	0.37%	0.37%
Other	0.01%	0.01%	0.01%	0.01%
Total other expenses	0.59%	0.59%	0.55%	0.43%
Total annual fund operating expenses	1.79%	2.54%	1.50%	1.38%

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$673	$1,035	$1,421	$2,500
Class C	Sold	357	791	1,350	2,875
	Held	257	791	1,350	2,875
Class I	Sold or Held	153	474	818	1,791
Class Y	Sold or Held	140	437	755	1,657

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 74% of the average value of its portfolio.

DIAMOND HILL FUNDS | SUMMARY PROSPECTUS | FEBRUARY 28, 2020 | DIAMOND-HILL.COM

Research Opportunities Fund Summary	February 28, 2020

Principal Investment Strategy
The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. The fund may also invest up to 40% of its net assets in non-U.S. equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks.
The fund is managed by a team of research analysts of the Adviser, each of whom is a co-manager of the fund. Research analysts are organized into sector teams. Within the sector teams, each analyst is assigned assets and is responsible for an industry-specific portion of the portfolio (the “Sleeve”). Each co-manager is directly responsible for selecting securities and determining security weights within their respective Sleeve.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
The fund may sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 70% of the value of the fund’s net assets.
Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale); or, if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund. All of the risks listed below are significant to the fund, regardless of the order in which they appear.
Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as U.S. economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to stock market movements, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments. In addition, some of the fund’s Portfolio Managers have no experience managing a mutual fund.
Non-U.S. and Emerging Markets Risk  The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in non-U.S. countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible non-U.S. controls on investments, and less stringent investor protection and disclosure standards of non-U.S. markets. The potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Short Sale Risk  The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

DIAMOND HILL FUNDS | SUMMARY PROSPECTUS | FEBRUARY 28, 2020 | DIAMOND-HILL.COM

Research Opportunities Fund Summary	February 28, 2020

Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. Prior to calendar year 2012, the bar chart and table reflect the past performance of Diamond Hill Research Partners, L.P. (the “Research Partnership”), a private fund managed with full investment authority by the Adviser, and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index. The fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the predecessor, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The assets of the Research Partnership were converted, based on their value on December 30, 2011, into assets of the fund prior to commencement of operations of the fund. The performance of the Research Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the fund for its initial years of investment operations. The Research Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Research Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance of the fund prior to calendar year 2012 is measured from March 31, 2009, the inception of the Research Partnership, and is not the performance of the fund. The fund’s and the Research Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Best Quarter:	1Q'12, +13.37%
Worst Quarter:	4Q'18 , -16.13%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2019
The average annual total returns for the fund’s Class A and Class C shares below are reduced to reflect the maximum applicable sales charges applicable to the class and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes. The one year and five year after-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes. After-tax returns are not provided prior to five years because the Research Partnership’s tax treatment was different than that of a registered investment company.

	Inception Date of Class	One Year	Five Year	Ten Year
Class I Before Taxes	12/30/11	25.51%	5.29%	8.90%
After Taxes on Distributions		24.05	4.28	N/A
After Taxes on Distributions and Sale of Fund Shares		16.13	4.00	N/A
Class A Before Taxes	12/30/11	18.84	3.92	8.05
Class C Before Taxes	12/30/11	23.28	4.21	7.80
Class Y Before Taxes	12/30/11	25.64	5.42	9.04
Russell 3000 Index		31.02	11.24	13.42
75% Russell 3000 Index/25% ICE BofA U.S. T-Bill 0-3 Month Index		23.38	8.75	10.23
The fund's primary benchmark, the Russell 3000 Index, is an unmanaged market capitalization weighted index measuring the performance of the 3,000 largest U.S. companies by total market capitalization.

DIAMOND HILL FUNDS | SUMMARY PROSPECTUS | FEBRUARY 28, 2020 | DIAMOND-HILL.COM

Research Opportunities Fund Summary	February 28, 2020

The fund’s secondary benchmark, the 75% Russell 3000 Index/25% ICE BofA U.S. T-Bill 0-3 Month Index, is a blended index representing a 75% weighting of the Russell 3000 index as described above, and a 25% weighting of the ICE BofA U.S. T-Bill 0-3 Month Index. The ICE BofA U.S. T-Bill 0-3 Month Index is an unmanaged index measuring the performance of U.S. dollar denominated U.S. Treasury Bills with a term to maturity of less than 3 months. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by Diamond Hill Capital Management, Inc. ICE Data and its third party suppliers accept no liability in connection with its use. See diamond-hill.com for a full copy of the disclaimer. ICE Data was not involved in the creation of the blended index.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Portfolio Management
Investment Adviser
Diamond Hill Capital Management, Inc.
Portfolio Managers
The fund is co-managed by a team of research analysts. The individuals with the most significant responsibility for the day-to-day management of the fund's portfolio are listed below. Additional co-portfolio managers are listed in the Statement of Additional Information.

Portfolio Manager	Title	Managed Fund Since
John Loesch, CFA	Research Analyst	03/2009
Micah Martin, CFA	Research Analyst	02/2017
Aaron Monroe, CFA	Research Analyst	12/2009
Nathan Palmer, CFA, CPA	Research Analyst	09/2011
Suken Patel, CFA	Research Analyst	03/2009

SUM-RO-022820

Buying and Selling Fund Shares
Minimum Initial Investment
Class A, C, and I:  $2,500
Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Research Opportunities Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595
Transaction Policies
In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.
Dividends, Capital Gains and Taxes
The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

DIAMOND HILL FUNDS | SUMMARY PROSPECTUS | FEBRUARY 28, 2020 | DIAMOND-HILL.COM